Intangible Assets	12 Months Ended
Jun. 30, 2018
Intangible Assets [Abstract]
Intangible Assets
Intangible Assets

2018	Client relationship £’000	Software and licences £’000	Non-Compete Agreement £’000	Total £’000
Cost
At 1 July 2017	£17,603	£1,819	£137	£19,559
Additions	—	1,827	—	1,827
On acquisition of subsidiary / business	15,214	22	—	15,236
Disposals	—	(13)	—	(13)
Effect of foreign exchange translations	745	3	(3)	745
At 30 June 2018	£33,562	£3,658	£134	£37,354

Amortisation
At 1 July 2017	£3,058	£397	£75	£3,530
Charge for the year	2,611	257	44	2,912
Impairment	—	19	—	19
Disposals	—	(13)	—	(13)
Effect of foreign exchange translations	117	2	—	119
At 30 June 2018	£5,786	£662	£119	£6,567
Net book value
At 30 June 2018	£27,776	£2,996	£15	£30,787

2017	Client relationship £’000	Software and licences £’000	Non-Compete Agreement £’000	Total £’000
Cost
At 1 July 2016	£12,200	£391	£133	£12,724
Additions	—	1,364	—	1,364
On acquisition of subsidiary / business	4,301	—	—	4,301
Reclassification	—	61	—	61
Disposals	—	(22)	—	(22)
Effect of foreign exchange translations	1,102	25	4	1,131
At 30 June 2017	£17,603	£1,819	£137	£19,559

Amortisation
At 1 July 2016	£1,244	£220	£29	£1,493
Charge for the year	1,668	99	47	1,814
Reclassification	—	58	—	58
Disposals	—	(3)	—	(3)
Effect of foreign exchange translations	146	23	(1)	168
At 30 June 2017	£3,058	£397	£75	£3,530
Net book value
At 30 June 2017	£14,545	£1,422	£62	£16,029

The reclassifications of software and licences in 2017 arose as a result of the Group aligning asset classifications across all Group entities as part of the migration of fixed asset registers onto a single platform.